CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended						8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
OPERATING EXPENSES
Professional fees and other expenses	$ (247,757)			$ (136,323)			$ (8,971)	$ (790,882)	$ (1,452,930)	$ (1,853,300)
Franchise tax	800			(54,257)			(2,400)	(21,250)	(150,096)	(163,296)
LOSS FROM OPERATIONS	(246,957)			(190,580)			(11,371)	(812,132)	(1,603,026)	(2,016,596)
Other (expense) income:
Interest earned and unrealized loss on marketable securities held in Trust Account	48,576			516,298				331,690	615,937	1,566,410
Change in fair value of forward purchase agreement	(45,239)							(212,503)
TOTAL (LOSS) INCOME BEFORE INCOME TAXES	(243,620)			325,718			(11,371)	(692,945)	(987,089)	(450,186)
Income Tax Expense	(10,013)			(88,568)				(64,836)	(88,568)	(250,739)
NET (LOSS) INCOME	$ (253,633)	$ (332,537)	$ (171,611)	$ 237,150	$ (722,400)	$ (590,409)	$ (11,371)	$ (757,781)	$ (1,075,657)	(700,925)
Diluted Weighted average shares outstanding							2,500,000
Diluted net (loss) income per share							$ 0.00
Common stock subject to possible redemption
Other (expense) income:
NET (LOSS) INCOME										$ (542,232)
Basic Weighted average shares outstanding	355,933			11,500,000				1,023,640	10,910,256	11,058,904
Diluted Weighted average shares outstanding	355,933			11,500,000				1,023,640	10,910,256	11,058,904
Basic net (loss) income per share	$ (0.07)			$ 0.02				$ (0.18)	$ (0.08)	$ (0.05)
Diluted net (loss) income per share	$ (0.07)			$ 0.02				$ (0.18)	$ (0.08)	$ (0.05)
Common stock not subject to possible redemption
Other (expense) income:
NET (LOSS) INCOME							$ (11,371)			$ (158,693)
Basic Weighted average shares outstanding	3,251,000			3,251,000			2,500,000 [1]	3,251,000	3,231,718	3,236,578 [1]
Diluted Weighted average shares outstanding	3,251,000			3,251,000			2,500,000	3,251,000	3,231,718	3,236,578
Basic net (loss) income per share	$ (0.07)			$ 0.02			$ 0.00	$ (0.18)	$ (0.08)	$ (0.05)
Diluted net (loss) income per share	$ (0.07)			$ 0.02			$ 0.00	$ (0.18)	$ (0.08)	$ (0.05)

[1]	Excludes 375,000 shares for the period April 28, 2021 (inception) through December 31, 2021 that were subject to forfeiture if the overallotment option was not exercised, in full or in part, by the underwriters (Note 5)